Commitments and Contingencies (Details) - AutoLotto, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Details) [Line Items]
Outstanding digital securities		$ 1,458	$ 5,705	$ 17,937
Rent expense	$ 75,056	$ 13,732	$ 121,512	$ 34,291	$ 49,202	$ 283,003
Sale, offering and issuance							$ 285,000,000
Pro rata percentage							7.00%
Aggregate amount of digital securities					$ 19,000
LDC offering [Member]
Commitments and Contingencies (Details) [Line Items]
Sale, offering and issuance							$ 285,000,000
Pro rata percentage							7.00%